CALAMOS® FAMILY OF FUNDS

Supplement dated July 2, 2015 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A, B, and C and Class I and R, both dated March 1, 2015,

as supplemented on April 8, 2015 and April 22, 2015,

and the Statement of Additional Information, dated March 1, 2015,

as amended and restated on June 12, 2015

Effective June 30, 2015, the Long/Short Fund is jointly managed by John P. Calamos, Sr., Gary D. Black, Daniel Fu, and Matthew Wolfson. Accordingly, effective immediately, any conflicting information in the Class A and C Prospectus, Class I and R Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the Long/Short Fund’s portfolio managers on page 64 of the Class A and C Prospectus, and on page 61 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER

John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Daniel Fu	since Fund’s inception	VP, Co-Portfolio Manager
Matthew Wolfson	since May 19, 2014	VP, Co-Portfolio Manager

Effective June 30, 2015, the Market Neutral Income Fund is jointly managed by John P. Calamos, Sr., Gary D. Black, Eli Pars, and Jason Hill. Accordingly, effective immediately, any conflicting information in the Class A, B and C Prospectus, Class I and R Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the Market Neutral Income Fund’s portfolio managers on page 59 of the Class A, B and C Prospectus, and on page 56 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER

John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	2.5 years	EVP, Global Co-CIO
Eli Pars	since June 26, 2014	SVP, Co-Portfolio Manager
Jason Hill	1.5 years	VP, Co-Portfolio Manager

Please retain this supplement for future reference.

MFSPT3 07/15